Convertible Debentures	12 Months Ended
Mar. 31, 2020
Convertible Debentures [Abstract]
Convertible Debentures

14. Convertible Debentures

As at March 31, 2020, the Company had the following outstanding convertible debentures all with an 8% interest rate and a term of four years, other than the December 11, 2015 issuance, which had a term of 3 years and matured on December 11, 2018. The Convertible Debentures have effective rates ranging from 28.3% - 38.5%. The table below lists the convertible debenture values and conversion prices in CDN$, and as at March 31, 2020 the CDN$/US$ exchange rate was $0.7049.

Issue Date	Amount (CDN$)	Converted Amount (CDN$)	Matured Amount (CDN$)	Outstanding Amount (CDN$)	Conversion Price (CDN$)	Shares on Conversion
Dec 11, 2015	777,000	(60,000)	(717,000)	—	—	—
May 17, 2017	1,900,000	—	—	1,900,000	0.65	2,923,077
May 31, 2017	250,000	—	—	250,000	0.65	384,615
Sep 25, 2017	1,476,000	—	—	1,476,000	0.40	3,690,000
Oct 12, 2017	2,220,000	(250,000)	—	1,970,000	0.40	4,925,000
Total	6,623,000	(310,000)	(717,000)	5,596,000		11,922,692

$CDN	May 17 & 31, 2017	Sep 25, 2017	Oct 16, 2017
Proceeds bifurcated to carrying value of the loan	$1,169,370	$660,360	$938,557
Proceeds bifurcated to equity	247,744	139,904	198,843
Transaction costs related to the Debentures	30,789	11,536	83,600
Fair value assigned to the issuance of warrants	702,097	664,200	999,000
Proceeds on issuance of Convertible Debentures	$2,150,000	$1,476,000	$2,220,000

On July 19, 2019 CDN$50,000 worth of debentures (issued on October 16, 2017) were converted into 125,000 common shares with a conversion price of CDN$0.40.

On February 27, 2018, CDN$100,000 worth of debentures (issued on October 16, 2017) were converted into 250,000 common shares with a conversion price of CDN$0.40.

On June 18, 2018, CDN$100,000 worth of debentures (issued on October 16, 2017) were converted into 250,000 common shares at a conversion price of CDN$0.40.

On December 11, 2018, the convertible debentures issued on December 11, 2015, with a remaining balance prior to maturity of CDN $717,000 matured. Prior to maturity, CDN $40,000 worth of debentures from this series were converted into 100,000 common shares at a conversion price of CDN $0.40 per share. CDN $37,000 of the debentures were repaid during December 2018. The remaining balance of CDN $680,000 was transferred to a Note Payable, CDN $300,000 of which was repaid during January 2019 and CDN $365,000 was repaid during the year ended March 31, 2020. The Note Payable accrued interest at 12% per annum.

During the year ended March 31, 2020, the Company paid interest of $343,722 (March 31, 2019 - $393,043, and March 31, 2018 - $276,957) and recognized accretion of $548,882 (March 31, 2019 - $469,725, March 31, 2018 - $275,523) related to its issued and outstanding convertible debentures.